NOTE 9 - INTEREST RATE SWAPS (Detail) - Schedule of Changes in Derivative Liability (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Derivative Liability [Member]
Derivative liability	$ 400	$ 250	$ 278
(Gain) loss on derivative	150	(28)
Derivative liability	400	250	278
Deferred Taxes [Member]
Deferred taxes	145	91	101
(Gain) loss on derivative	54	(10)
Deferred taxes	145	91	101
Other Comprehensive Loss [Member]
Other comprehensive loss	255	159	177
(Gain) loss on derivative	96	(18)
Other comprehensive loss	$ 255	$ 159	$ 177